Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Jersey Mike’s Subs Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-5138619
Entity Address, Address Line One	1 Commvault Way
Entity Address, Address Line Two	S300
Entity Address, City or Town	Tinton Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	(732)
Local Phone Number	223-4044
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	JMKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002127043
Entity File Number	001-43426